Document and Entity Information (USD $)	12 Months Ended
	Apr. 30, 2011	May 31, 2011	Oct. 30, 2010
Document and Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	BARNES & NOBLE INC
Entity Central Index Key	0000890491
Current Fiscal Year End Date	--04-30
Entity Filer Category	Large Accelerated Filer
Trading Symbol	bks
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding		60,175,793
Entity Public Float			$ 627,615,951